Derivative Instruments - Summary of Gain (Loss) on Change in Fair Value of Derivatives - Derivative Designated as Accounting Hedge (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	$ 1,297	$ 3,180	$ (4,766)
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	(7,239)	5,286	(1,757)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	8,536	(2,106)	(3,009)
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	$ 1,297	$ 3,180	$ (4,766)